Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories
	2020	2019
Raw materials	$-	$25,985
Work in progress	-	779
Finished goods	147,533	1,060,615
Total inventories	$147,533	$1,087,379
Less: inventory impairment loss	(58,930)	(2,363)
Inventories, net	88,603	1,085,016